Investments - Summary of Financial Statement in Joint Venture (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Non-current assets	€ 58,452.0	€ 58,784.0
Current assets	10,331.0	11,662.0
Total assets	68,783.0	70,446.0
Non-current liabilities	32,612.0	34,554.0
Current liabilities	12,388.0	12,339.0
Total liabilities	45,000.0	46,893.0
Equity	23,783.0	23,553.0	€ 21,249.0	€ 21,584.0
Total Equity and liabilities	68,783.0	70,446.0
Profit (loss) for the year	€ 1,287.0	1,966.0	€ 661.0
Alfiere SPA [member]
Disclosure of joint ventures [line items]
Non-current assets		157.0
Current assets		3.0
Total assets		160.0
Non-current liabilities		149.0
Current liabilities		15.0
Total liabilities		164.0
Equity		(4.0)
Total Equity and liabilities		160.0
Profit (loss) for the year		(46.0)
TIM Group's share 50% [member]
Disclosure of joint ventures [line items]
Non-current assets		78.5
Current assets		1.5
Total assets		80.0
Non-current liabilities		74.5
Current liabilities		7.5
Total liabilities		82.0
Equity		(2.0)
Total Equity and liabilities		80.0
Profit (loss) for the year		€ (23.0)